Note 6 - Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Details
2015	$ 28,278	$ 28,278
2016	35,423	35,423
2017	37,208	37,208
2018	6,251	6,251
Total	$ 107,160	$ 107,160